Schedule of Assets (Held at End of Year) (Details) - EBP 56-1848578 006 $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	56-1848578
Employee Benefit Plan, Plan Number	006
Employee Benefit Plan, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 24,014
Employee Benefit Plan, Asset Held for Investment	$ 902,309
Minimum
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%
Maximum
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	9.50%
Employee benefit plan, asset held for investment, participant loan, maturity date	Nov. 30, 2039
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A BlackRock Equity Index Fund J
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	BlackRock Institutional Trust Company N.A [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 106,076
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A BlackRock Lifepath® Index 2030 O
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	BlackRock Institutional Trust Company N.A [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 70,681
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A BlackRock Lifepath® Index 2035 O
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	BlackRock Institutional Trust Company N.A [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 75,260
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A BlackRock Lifepath® Index 2040 O
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	BlackRock Institutional Trust Company N.A [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 56,953
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A BlackRock Lifepath® Index 2045 O
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	BlackRock Institutional Trust Company N.A [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 55,648
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A BlackRock Lifepath® Index 2050 O
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	BlackRock Institutional Trust Company N.A [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 51,232
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A BlackRock Lifepath® Index 2055 O
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	BlackRock Institutional Trust Company N.A [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 36,277
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A BlackRock Lifepath® Index 2060 O
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	BlackRock Institutional Trust Company N.A [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 26,986
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A BlackRock Lifepath® Index 2065 O
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	BlackRock Institutional Trust Company N.A [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 11,352
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A BlackRock Lifepath® Index Retirement O
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	BlackRock Institutional Trust Company N.A [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 63,474
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A BlackRock Mid Cap Equity Index Fund M
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	BlackRock Institutional Trust Company N.A [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 8,536
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A BlackRock Russell 2000 Index Fund M
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	BlackRock Institutional Trust Company N.A [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 931
Investment, Identifier [Axis]: BlackRock Institutional Trust Company, N.A BlackRock US Debt Index Fund M
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	BlackRock Institutional Trust Company N.A [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 999
Investment, Identifier [Axis]: Dodge & Cox Funds Dodge & Cox Income Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Dodge & Cox Funds [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 14,082
Investment, Identifier [Axis]: Fidelity Investments Inc. Fidelity® Government Money Market Fund Class K6
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Fidelity Investments Inc [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 394
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Galliard Capital Management, LLC Galliard Stable Return Fund E
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Galliard Capital Management LLC [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 66,293
Investment, Identifier [Axis]: Harbor Funds Harbor Capital Appreciation R
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Harbor Funds [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 62,958
Investment, Identifier [Axis]: IS MSCI EAFE INTL K iShares MSCI Europe, Australasia and Far East (EAFE®) International Index Fund Class K
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	IS MSCI EAFE INTL K [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,605
Investment, Identifier [Axis]: Martin Marietta Materials, Inc. Common Stock
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Martin Marietta Materials, Inc [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Employee Benefit Plan, Employer, Common Stock [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 56,373
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: The Vanguard Group Vanguard Explorer Fund Admiral Shares
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 30,076
Investment, Identifier [Axis]: The Vanguard Group Vanguard International Growth Fund Admiral Shares
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 31,143
Investment, Identifier [Axis]: Washington Mutual American Funds Washington Mutual Class R-6
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Washington Mutual [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 50,966